SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENT
SUBSEQUENT EVENT

20.    SUBSEQUENT EVENTS

In March 2023, the Board of Directors of the Company authorized a share repurchase program of up to US$40 million (“2024 Share Repurchase Program”) of ADSs funded by existing cash balance for a two-year period through March 2026.